SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Reportable Operating Segments
	US dollars
(in thousands)	Telematics services	Telematics products	Total

Year ended December 31, 2025
Revenues	264,559	94,464	359,023
Cost of product	-	(67,575)	(67,575)
Salaries	(100,037)	(16,908)	(116,945)
Other segment items (1)	(92,029)	(5,446)	(97,475)
Operating income	72,493	4,535	77,028
Assets	105,011	31,055	136,066
Goodwill	5,665	34,166	39,831
Expenditure for assets	14,629	253	14,882
Depreciation and amortization	12,838	949	13,787

Year ended December 31, 2024
Revenues	242,491	93,766	336,257
Cost of product	-	(67,533)	(67,533)
Salaries	(48,997)	(4,254)	(53,251)
Other segment items (1)	(124,328)	(19,976)	(144,304)
Operating income	69,166	2,003	71,169
Assets	88,453	26,621	115,074
Goodwill	33,931	5,394	39,325
Expenditure for assets	8,242	392	8,634
Depreciation and amortization	13,471	1,379	14,850

Year ended December 31, 2023
Revenues	234,541	85,437	319,978
Cost of product	-	(57,950)	(57,950)
Salaries	(47,033)	(5,461)	(52,494)
Other segment items (1)	(122,469)	(21,110)	(143,579)
Operating income	65,039	916	65,955
Assets	106,355	32,141	138,496
Goodwill	33,940	5,460	39,400
Expenditure for assets	8,837	488	9,325
Depreciation and amortization	13,346	1,433	14,779

(1)
Other segment items included in Segment operating income primarily include salaries, telematics services and products costs that cannot be directly allocated, research and development, Selling and marketing expenses and general and administrative expenses, etc.

Schedule of Reporting Information from Segments to Consolidated Totals
	US dollars
	Year ended December 31,
(in thousands)	2025	2024	2023

Total revenues of reportable segment and consolidated revenues	359,023	336,257	319,978

Operating income
Total operating income for reportable segments	77,028	71,169	65,955
Unallocated amounts:
Financing income, net	(1,854)	80	(1,552)
Other expenses, net	(272)	-	2
Consolidated income before taxes on income	74,902	71,249	64,405

Assets
Total assets for reportable segments (*)	175,897	154,399	177,896
Other unallocated amounts:
Current assets	151,318	123,012	91,263
Investments in affiliated and other companies	2,059	2,010	2,927
Property and equipment, net	16,655	13,825	14,620
Other unallocated amounts	40,285	33,632	31,982
Consolidated total assets (at year end)	386,214	326,878	318,688

Other significant items
Total expenditure for assets of reportable segments	14,882	8,634	9,325
Unallocated amounts	6,894	4,998	4,918
Consolidated total expenditures for assets	21,776	13,632	14,243

Total depreciation, amortization and impairment for reportable segments	13,787	14,850	14,779
Unallocated amounts	5,383	5,233	6,289
Consolidated total depreciation, amortization and impairment	19,170	20,083	21,068

Schedule of Revenues and Long-Lived Assets by Geographical Areas
	Revenues
	Year ended December 31,
(in thousands)	2025	2024	2023

Israel	196,107	175,208	154,175
Brazil	82,196	83,452	85,622
Others	80,720	77,597	80,181
Total	359,023	336,257	319,978

	Property and equipment, net
	December 31,
(in thousands)	2025	2024	2023

Israel	14,405	12,345	12,687
Brazil	16,609	13,027	20,644
Others	8,372	7,708	8,624
Total	39,386	33,080	41,955

Schedule of Major Product Lines and Timing of Revenue Recognition
	US dollars
	Reportable segments result of operations
(in thousands)	Year ended December 31, 2024			Year ended December 31, 2025
	Telematics services	Telematics products	Total	Telematics services	Telematics products	Total
At a point of time	-	91,817	91,817	-	92,312	92,312
Over a period of time	242,491	1,949	244,440	264,559	2,152	266,711
	242,491	93,766	336,257	264,559	94,464	359,023

	US dollars
	Reportable segments result of operations
(in thousands)	Year ended December 31, 2023
	Telematics services	Telematics products	Total
At a point of time	-	83,626	83,626
Over a period of time	234,541	1,811	236,352
	234,541	85,437	319,978